Debt With Related Parties - Disclosure of Balances With Related Parties (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023
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Disclosure of transactions between related parties [line items]
Deferred and accrued interest rate	10.00%
Top of range
Disclosure of transactions between related parties [line items]
Deferred and accrued interest rate	15.00%